Employee benefits (Details 5) - Employee benefit obligations [Member] - Parent Company Gratuity plan [Member]	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Actuarial assumptions to determine benefit obligations [Line Items]
Discount rate	7.75%	7.20%	7.80%
First year [Member]
Actuarial assumptions to determine benefit obligations [Line Items]
Rate of compensation increase	7.00%	7.00%
After first year [Member]
Actuarial assumptions to determine benefit obligations [Line Items]
Rate of compensation increase	9.00%	9.00%
First Two years [Member]
Actuarial assumptions to determine benefit obligations [Line Items]
Rate of compensation increase			10.00%
Above Two Years [Member]
Actuarial assumptions to determine benefit obligations [Line Items]
Rate of compensation increase			9.00%